SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of risks (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Concentrations of risks
Cash held in major financial institutions	$ 410,716	$ 122,067
Revenue | Customer Concentration Risk | Customer A
Concentrations of risks
Concentration risk percentage	35.60%	43.10%
Revenue | Customer Concentration Risk | Customer B
Concentrations of risks
Concentration risk percentage		10.60%
Revenue | Customer Concentration Risk | Customer C
Concentrations of risks
Concentration risk percentage			14.10%
Revenue | Customer Concentration Risk | Customer D
Concentrations of risks
Concentration risk percentage			11.70%
Revenue | Customer Concentration Risk | Customer E
Concentrations of risks
Concentration risk percentage			11.30%
Accounts receivable | Credit Concentration Risk | Customer A
Concentrations of risks
Concentration risk percentage	36.90%
Accounts receivable | Credit Concentration Risk | Customer B
Concentrations of risks
Concentration risk percentage	15.20%	10.30%
Accounts receivable | Credit Concentration Risk | Customer C
Concentrations of risks
Concentration risk percentage	12.30%
Accounts receivable | Credit Concentration Risk | Customer D
Concentrations of risks
Concentration risk percentage		21.80%
Accounts receivable | Credit Concentration Risk | Customer E
Concentrations of risks
Concentration risk percentage		27.00%
Accounts receivable | Credit Concentration Risk | Customer F
Concentrations of risks
Concentration risk percentage		12.60%
Purchase | Supplier Concentration Risk | Supplier A
Concentrations of risks
Concentration risk percentage	28.60%
Purchase | Supplier Concentration Risk | Supplier B
Concentrations of risks
Concentration risk percentage	19.10%	47.80%
Purchase | Supplier Concentration Risk | Supplier C
Concentrations of risks
Concentration risk percentage		12.40%
Purchase | Supplier Concentration Risk | Supplier D
Concentrations of risks
Concentration risk percentage		11.80%	14.50%
Purchase | Supplier Concentration Risk | Supplier E
Concentrations of risks
Concentration risk percentage			11.60%
Purchase | Supplier Concentration Risk | Supplier F
Concentrations of risks
Concentration risk percentage			10.80%
Purchase | Supplier Concentration Risk | Supplier G
Concentrations of risks
Concentration risk percentage			39.80%
Accounts payable | Supplier Concentration Risk | Supplier A
Concentrations of risks
Concentration risk percentage	33.40%
Accounts payable | Supplier Concentration Risk | Supplier B
Concentrations of risks
Concentration risk percentage	11.20%
Accounts payable | Supplier Concentration Risk | Supplier C
Concentrations of risks
Concentration risk percentage		49.40%
Accounts payable | Supplier Concentration Risk | Supplier D
Concentrations of risks
Concentration risk percentage		23.80%
Accounts payable | Supplier Concentration Risk | Supplier E
Concentrations of risks
Concentration risk percentage		18.00%